Note 6 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
6.

Commitments and Contingencies

Operating Leases

The Company leases office facilities under a non-cancelable operating lease agreement expiring on
December 31, 2019.
The total undiscounted future non-cancellable lease payments under the Company’s operating lease as of
March 31, 2019
are as follows (in thousands):

Year ending December 31	Future Commitments
(unaudited)
2019 (remaining 9 months)	$180
Total	$180

Rent expense related to the Company's operating leases was
$67,000
and
$57,000
for the
three
months ended
March 31, 2019
and
2018,
respectively, and
$232,000
and
$225,000
for the years ended
December 31, 2018
and
December 31, 2017,
respectively.

Indemnifications

The Company has agreed to indemnify its directors and officers for certain events or occurrences arising as a result of the officers or directors serving in such capacity. The Company has a directors' and officers’ liability insurance policy that limits its exposure and enables the Company to recover a portion of any future amounts paid resulting from the indemnification of its officers and directors.

The Company has
not
incurred material costs to defend lawsuits or settle claims related to these indemnification agreements. The Company's management believes the estimated fair value of these indemnification agreements is minimal and has not
recorded a liability for these agreements as of
March 31, 2019,
December 31, 2018
and
December 31, 2017.